Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost:
Beginning Balance	$ 241	$ 208
Purchases during the year	3	33	$ 7
Ending Balance	244	241	208
Accumulated depreciation:
Beginning Balance	194	180
Depreciation during the year	14	14
Ending Balance	208	194	180
Depreciated cost	36	47
Laboratory equipment [Member]
Cost:
Beginning Balance	39	22
Purchases during the year		17
Ending Balance	39	39	22
Accumulated depreciation:
Beginning Balance	18	14
Depreciation during the year	5	4
Ending Balance	23	18	14
Depreciated cost	16	21
Computers, office furniture and equipment [Member]
Cost:
Beginning Balance	190	180
Purchases during the year	3	10
Ending Balance	193	190	180
Accumulated depreciation:
Beginning Balance	170	161
Depreciation during the year	8	9
Ending Balance	178	170	161
Depreciated cost	15	20
Leasehold improvements [Member]
Cost:
Beginning Balance	12	6
Purchases during the year		6
Ending Balance	12	12	6
Accumulated depreciation:
Beginning Balance	6	5
Depreciation during the year	1	1
Ending Balance	7	6	$ 5
Depreciated cost	$ 5	$ 6